REVENUES	12 Months Ended
Dec. 31, 2025
REVENUES
REVENUES

7.REVENUES

	2025	2024	2023
	$’000	$’000	$’000
Crypto currency mining – worldwide	15,521	47,017	50,558
Total revenue	15,521	47,017	50,558

Cryptocurrency mining revenues are recognised at a point in time.

Other Income

In 2024, Argo generated $1.5 million in power credits (2023: $7.2 million).